UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

         Report for the Calendar Year or Quarter Ended December 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Cedar Rock Capital Limited

Address:  Nuffield House
          41-46 Piccadilly
          London W1J 0DS

13F File Number: 28-11077

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Joy-Isabelle Besse
Title:    Director
Phone:    +44-0-20-7494-8600

Signature, Place and Date of Signing:


/s/ Joy-Isabelle Besse          London, England                February 7, 2008
----------------------          ------------------             -----------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:         7

Form 13F Information Table Value Total: $ 798,167
                                         (thousands)

List of Other Included Managers: None

                                                   FORM 13F INFORMATION TABLE

      COLUMN 1            COLUMN 2     COLUMN 3   COLUMN 4       COLUMN 5           COLUMN 6    COLUMN 7          COLUMN 8

                           TITLE                  VALUE     SHRS OR     SH/ PUT/   INVESTMENT    OTHER        VOTING AUTHORITY
   NAME OF ISSUER         OF CLASS     CUSIP     (X$1000)   PRN AMT     PRN CALL   DISCRETION   MANAGERS   SOLE    SHARED   NONE
   --------------         --------     -----     --------   -------     --- ----   ----------   --------   ----    ------   ----
ALTRIA GROUP INC.         COM          02209S103   233,902  3,094,772   SH            SOLE       NONE      3,094,772
CLOROX DEL CO             COM          189054109    22,847    350,570   SH            SOLE       NONE        350,570
DOMINOS PIZZA INC.        COM          25754A201    77,150  5,831,494   SH            SOLE       NONE      5,831,494
GANNETT INC.              COM          364730101   159,214  4,082,415   SH            SOLE       NONE      4,082,415
KIMBERLY-CLARK CORP       COM          494368103   247,036  3,562,682   SH            SOLE       NONE      3,562,682
LEE ENTERPRISES INC.      COM          523768109    57,948  3,955,496   SH            SOLE       NONE      3,955,496
MCCLATCHY CO              COM          579489105        70      5,593   SH            SOLE       NONE          5,593

SK 21623 0001 850810